Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd. (Details) - Schedule of Financial Performance and Cash Flow Information - Bophelo Bio Science & Wellness (Pty) Ltd. Disposal Group Discontinued Operations [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2008
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd. (Details) - Schedule of Financial Performance and Cash Flow Information [Line Items]
Revenue	$ 31,123
Operating expenses	(1,244,691)	$ (3,550,441)
Other expenses	(123,033)	(2,107,053)
Total revanue	(1,336,601)	(5,657,494)
Loss on discontinued operations	(3,422,225)	(5,657,494)
Exchange differences on translation of discontinued operations	(450,040)	636,135
Other comprehensive income from discontinued operations	(450,040)	636,135
Cash flows provided by operating activities	1,060,350	7,414,607
Cash flows used in investing activities	(1,003,529)	(570,864)
Cash flows provided by (used in) financing activities	(95,696)	6,832,634
Effects of exchange rate changes on cash and cash equivalents	18,909	(1,263)
Net change in cash provided by (used in) the subsidiary	(19,966)	9,846
Carrying amount of net assets immediately prior to loss of control of subsidiary	2,375,840		$ 2,375,840
Reclassification of foreign currency translation reserve	(290,216)
Loss on loss of control of subsidiary	2,085,624
Previously stated [member]
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd. (Details) - Schedule of Financial Performance and Cash Flow Information [Line Items]
Loss on loss of control of subsidiary	$ (2,085,624)